Derivatives and Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS [Text Block]
NOTE 12: DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

Warrants

The Company accounts for the Navios Acquisition warrants (the “Navios Acquisition Warrants”), which were obtained in connection with its investment in Navios Acquisition, under guidance for accounting for derivative instruments and hedging activities. This accounting guidance establishes accounting and reporting standards for derivative instruments and other hedging activities. In accordance with the relative accounting guidance, the Company before acquiring control over Navios Acquisition, recorded the Navios Acquisition Warrants in the consolidated balance sheets under "Long-term derivative assets" at fair value, with changes in fair value recorded in "(Loss)/gain on derivatives" in the consolidated statements of income.

Prior to the consolidation of Navios Acquisition, Navios Holdings valued the Navios Acquisition Warrants at fair value amounting to $14,069 (fair value of 7,600,000 warrants at $1.20 per warrant was $9,120 and fair value of 6,035,000 sponsor warrants at $0.82 per warrant was $4,949), and changes in fair value were recorded in "(Loss)/gain on derivatives" in the consolidated statements of income amounting to $5,888 for the year ended December 31, 2010 ($5,863 for the year ended December 31, 2009). All warrants have been exercised pursuant to the Navios Acquisition Warrant Exercise Program (see Note 16).

Upon the Company obtaining control of Navios Acquisition (see Note 3), the investment in shares of common stock and the investment in warrants were remeasured to fair value resulting in a gain of $17,742 recorded in the statements of income under "Gain on change in control" and noncontrolling interest was recognized at fair value, being the number of shares not controlled by the Company at the public share price as of May 28, 2010 of $6.56, amounting to $60,556.

Interest Rate Risk

The Company from time to time enters into interest rate swap contracts as economic hedges to its exposure to variability in its floating rate long-term debt. Under the terms of the interest rate swaps, the Company and the bank agreed to exchange at specified intervals, the difference between paying fixed rate and floating rate interest amount calculated by reference to the agreed principal amounts and maturities. Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, the derivatives described below do not qualify for accounting purposes as cash flow hedges, under the relative accounting guidance, as the Company does not have currently written contemporaneous documentation, identifying the risk being hedged, and both on a prospective and retrospective basis, performed an effective test supporting that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of these derivatives in the statements of income.

For the years ended December 31, 2011, 2010 and 2009, the realized loss on interest rate swaps was $0, $(1,155) and $(1,491), respectively. The movement in the unrealized gain as of December 31, 2011, 2010 and 2009 was $0, $1,133 and $1,774, respectively.

There are no swap agreements as of December 31, 2011 and 2010, as all swap agreements expired during 2010.

Forward Freight Agreements (FFAs)

The Company actively trades in the FFAs market with both an objective to utilize them as economic hedging instruments that are highly effective in reducing the risk on specific vessel(s), freight commitments, or the overall fleet or operations, and to take advantage of short-term fluctuations in the market prices. FFAs trading generally has not qualified as hedges for accounting purposes, except as discussed below, and as such, the trading of FFAs could lead to material fluctuations in the Company's reported results from operations on a period to period basis.

Drybulk shipping FFAs generally have the following characteristics: they cover periods from one month to one year; they can be based on time charter rates or freight rates on specific quoted routes; they are executed between two parties and give rise to a certain degree of credit risk depending on the counterparties involved and they are settled monthly based on publicly quoted indices.

At December 31, 2011 and December 31, 2010, none of the "mark to market" positions of the open dry bulk FFA contracts, qualified for hedge accounting treatment. Drybulk FFAs traded by the Company that do not qualify for hedge accounting are shown at fair value through the statements of income.

The net losses from FFAs recorded in the statement of income amounted to $165, $1,802 and $5,172, for the years ended December 31, 2011, 2010 and 2009, respectively.

During each of the years ended December 31, 2011, 2010 and 2009, the changes in net unrealized gains/ (losses) on FFAs amounted to $289, $(19,903) and $1,674, respectively.

The open drybulk shipping FFAs at net contracted (strike) rate after consideration of the fair value settlement rates is summarized as follows:

	December 31,	December 31,
Forward Freight Agreements (FFAs)	2011	2010
Short term FFA derivative assets	$193	$—
Long term FFA derivative assets	—	149
Short term FFA derivative liability	—	(245)

Net fair value on FFA contracts	$193	$(96)

NOS FFAs portion of fair value transferred to NOS derivative account (*)	$—	$92

LCH FFAs portion of fair value transferred to LCH derivative account (**)	$1,086	$1,328

Reconciliation of balances

Total of balances related to derivatives and financial instruments:

	December 31,	December 31,
	2011	2010
FFAs	$193	$(96)
NOS FFAs portion of fair value transferred to NOS derivative account (*)	—	92
LCH FFAs portion of fair value transferred to LCH derivative account (**)	1,086	1,328

Total	$1,279	$1,324

Balance Sheet Values

	December 31,	December 31,
	2011	2010
Total short term derivative asset	$1,279	$1,420
Total long term derivative asset	—	149
Total short term derivative liability	—	(245)

Total	$1,279	$1,324

(*)	NOS: The Norwegian Futures and Options Clearing House (NOS Clearing ASA).

(**)	LCH: The London Clearing House.

Fair value of financial instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Restricted cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Borrowings: The carrying amount of the floating rate loans approximates their fair value. The senior and ship mortgage notes are fixed rate borrowings and their fair value, which was determined based on quoted market prices, is indicated in the table below.

Accounts receivable, net: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and because there were no significant changes in interest rates. All amounts that are assumed to be uncollectable are written off and/or reserved.

Accounts payable: The carrying amounts of accounts payable reported in the balance sheet approximates their fair value due to the short-term nature of these accounts payable and because there were no significant changes in interest rates.

Investment in available-for- sale securities: The carrying amount of the investment in available-for-sale securities reported in the balance sheet represents unrealized gains and losses on these securities, which are reflected directly in equity unless an unrealized loss is considered "other-than-temporary", in which case it is transferred to the statements of income. Basis of valuation of the investments in available-for-sale securities is at market value (see Note 24).

Forward freight agreements: The fair value of forward freight agreements is the estimated amount that the Company would receive or pay to terminate the agreement at the reporting date by obtaining quotes from brokers or exchanges.

The estimated fair values of the Company's financial instruments are as follows:

	December 31, 2011		December 31, 2010
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$171,096	$171,096	$207,410	$207,410
Restricted cash	$6,399	$6,399	$53,577	$53,577
Accounts receivable, net	$101,386	$101,386	$70,388	$70,388
Accounts payable	$(52,113)	$(52,113)	$(49,496)	$(49,496)
Senior and ship mortgage notes, net of discount	$(945,538)	$(841,500)	$(1,093,787)	$(1,152,752)
Long term debt, including current portion	$(508,019)	$(508,019)	$(982,123)	$(982,123)
Investments in available for sale securities	$82,904	$82,904	$99,078	$99,078
Forward Freight Agreements, net	$1,279	$1,279	$1,324	$1,324

The following tables set forth by level our assets and liabilities that are measured at fair value on a recurring basis. As required by the fair value guidance, assets and liabilities are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value Measurements as of December 31, 2011
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Assets	Total	(Level 1)	(Level 2)	(Level 3)
FFAs	$1,279	$1,279	$—	$—
Investments in available for sale securities	82,904	82,904	—	—

Total	$84,183	$84,183	$—	$—

	Fair Value Measurements as of December 31, 2010
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Assets	Total	(Level 1)	(Level 2)	(Level 3)
FFAs	$1,569	$1,569	$—	$—
Investments in available for sale securities	99,078	99,078	—	—

Total	$100,647	$100,647	$—	$—

	Fair Value Measurements as of December 31, 2010
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Liabilities	Total	(Level 1)	(Level 2)	(Level 3)
FFAs	$245	$245	$—	$—

Total	$245	$245	$—	$—

The Company's FFAs are valued based on published quoted market prices. Investments in available for sale securities are valued based on published quoted market prices. Where possible, the Company verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility, and correlations of such inputs. The Company's derivatives trade in liquid markets, and as such, model inputs can generally be verified and do not involve significant management judgment. Such instruments are typically classified within Level 1 of the fair value hierarchy.